John Hancock
Money MARKET FUND

SEMI
ANNUAL
REPORT

9.30.02

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www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 5

Financial statements
page 7

For your information
page 17

Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first nine months of 2002, the broad Standard & Poor's 500 Index is down 28%, the Dow Jones Industrial Average is off 23% and the technology-laden Nasdaq Composite Index has fallen 40%. Investors in equity mutual funds have been unable to escape the market's descent, as more than 99% of all U.S. domestic equity funds have produced negative results in the first nine months of 2002, according to Lipper, Inc., and the average equity fund has lost 27%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

YOUR FUND
AT A GLANCE

The Fund seeks the
maximum current
income that is
consistent with
maintaining
liquidity and
preserving capital.
The Fund intends
to maintain a
stable $1 share
price.

Over the last six months

o Money market yields continued to fall on weak economic news and talk of further interest-rate cuts.

o The Federal Reserve Board stayed on the sidelines, but shifted its stance from a neutral to an easing (cutting) bias.

o In an unusual situation, yields at the shorter end of the yield curve were higher, and the Fund kept its maturity shorter than average.

[Bar chart with heading "John Hancock Money Market Fund". Under the heading is a note that reads "Fund performance for the six months ended September 30, 2002." The chart is scaled in increments of .5% with 0.0% at the bottom and 1.0% at the top. The first bar represents the 0.48% total return for Class A. The second bar represents the 0.05% total return for Class B. The third bar represents the 0.06% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]

[Bar chart with heading "7-day effective yield". Under the heading is a note that reads "As of September 30, 2002." The chart is scaled in increments of .5% with 0.0% at the bottom and 1.0% at the top. The first bar represents the 0.88% total return for Class A. The second bar represents the 0.05% total return for Class B. The third bar represents the 0.07% total return for Class C."]

MANAGERS'
REPORT

BY DAWN M. BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Money Market Fund

"...money market yields continued to fall..."

During the six months ended September 30, 2002, money market yields continued to fall, even as the Federal Reserve Board stayed on the sidelines and held a key short-term interest rate steady following 11 cuts in 2001. As the period began, the economy had begun to emerge from last year's recession, and grew at a 5.0% annual rate in the first quarter of 2002. This prompted the Fed to refrain from further cuts and shift its stance in March from easing (cutting) to neutral. A consensus formed that money market yields had bottomed out and that the Fed's next move would be a rate hike sometime later in 2002.

ECONOMIC, ACCOUNTING AND GEOPOLITICAL WOES SEND YIELDS DOWN

But as the period progressed, problems grew. The economic recovery slowed to a 1.1% annual pace in the second quarter, corporate spending remained dormant, and a string of accounting scandals and corporate malfeasance shook investors' faith in corporate America and the market. Already in decline, the stock market went into a further tailspin, exacerbated by geopolitical fears about war and terrorism. In such an uncertain environment, investors began to believe that the Fed would even change its bias and cut rates, and this sent money market yields down further. The Fed did revert to an easing bias in August, but it did not actually cut rates, instead holding the federal funds rate, which banks charge each other for overnight loans, steady throughout the period at 1.75%. In doing so, the Fed affirmed its belief that the economy was recovering, albeit slowly. But it also at its September meeting continued to maintain its easing bias, citing the downturn in stocks, geopolitical risks and corporate malfeasance. As a result, money market yields continued to fall

[A photo of Dawn Baillie flush right next to first paragraph.]

to their lowest levels in years, as the market began to price in an additional one-quarter point cut by year end.

FUND YIELD AND PERFORMANCE

On September 30, 2002, John Hancock Money Market Fund's Class A, Class B and Class C shares had a 7-day effective yield of 0.88%, 0.05% and 0.07%, respectively. By comparison, the average taxable money market fund had a 7-day effective yield of 1.01%, according to Lipper, Inc.

For the six months ended September 30, 2002, the Fund's Class A, Class B and Class C shares posted total returns of 0.48%, 0.05% and 0.06% at net asset value, compared with the 0.52% return of the average money market fund, according to Lipper, Inc.(1)

SHORTENING MATURITY

When the period began, the Fund's average maturity was fairly neutral relative to its peers, as we waited to move into higher-yielding securities whenever rates began to rise. But as it became clear that the Fed was going to delay any rate hikes, and could even cut rates, we shortened the Fund's maturity to slightly shorter than average and kept it there throughout the period. We took this step because it became increasingly difficult to get higher rates on longer-term money market securities. This was an unusual circumstance, one in which we weren't getting paid to lock in rates for a longer time. In fact, by the end of the period, we were getting higher yields at the shorter end of the money market yield curve.

"We are maintaining our wait-and-see attitude, and a shorter than average maturity..."

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Finance 23%, the second is Banks-foreign 22%, the third Broker services 10%, the fourth Government-U.S. agencies 10%, and the fifth Medical-drugs 4%.]

A LOOK AHEAD

We are maintaining our wait-and-see attitude, and a shorter than average maturity, until the Fed determines what its next move will be. It will be watching two key variables closely -- the stock market and geopolitical risk. If investor confidence does not turn around, and weakness in the equities market continues, or if fears about war heat up, the Fed could be compelled to cut rates in order to prop up the economy.

[Pie chart in middle of page with heading "Portfolio diversification as a percentage of net assets on 9-30-02." The chart is divided into three sections (from top to left): Commercial paper 75%, U.S. government obligations 10%, Joint repurchase agreements 15%. ]

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

(1) Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
September 30, 2002
(unaudited)

This schedule is divided into three types of short-term investments. The categories of short-term investments are further broken down by industry group.

ISSUER, DESCRIPTION,                                                   INTEREST     QUALITY      PAR VALUE
MATURITY DATE                                                          RATE         RATING*      (000S OMITTED)            VALUE
COMMERCIAL PAPER 75.39%                                                                                             $362,996,517
(Cost $362,996,517)

Banks -- Foreign 21.80%                                                                                             $104,966,227
  Abbey National Plc, 10-23-02                                         1.700%       Tier 1       $20,000              20,000,122
  ABN Amro Bank NV, 12-27-02                                           1.880        Tier 1        20,000              20,002,839
  Bank of Nova Scotia, 10-15-02                                        1.760        Tier 1        20,000              19,986,311
  Barclays Bank Plc., 01-13-03                                         1.860        Tier 1        15,000              15,002,522
  Dresdner Bank AG, 12-17-02                                           1.890        Tier 1        10,000              10,004,572
  Societe Generale N.A. Inc., 11-01-02                                 1.750        Tier 1        20,000              19,969,861

Banks -- United States 4.15%                                                                                          19,992,133
  Morgan (J.P.) & Co., Inc., 10-09-02                                  1.770        Tier 1        20,000              19,992,133

Beverages 1.88%                                                                                                        9,049,858
  Coca-Cola, Co., 10-18-02                                             1.670        Tier 1         9,057               9,049,858

Broker Services 10.34%                                                                                                49,805,021
  Bear Stearns Cos., Inc., 10-30-02                                    1.755        Tier 1        10,000               9,985,863
  Bear Stearns Cos., Inc., 01-17-03                                    1.790        Tier 1        10,000               9,946,300
  Goldman Sachs Group, L.P., 01-08-03                                  1.820        Tier 1        20,000              19,899,900
  Merrill Lynch & Co., Inc., 11-25-02                                  1.770        Tier 1        10,000               9,972,958

Chemicals 1.93%                                                                                                        9,297,257
  Dow Chemical Co., 10-07-02                                           1.770        Tier 1         9,300               9,297,257

See notes to
financial statements.

ISSUER, DESCRIPTION,                                                   INTEREST     QUALITY      PAR VALUE
MATURITY DATE                                                          RATE         RATING*      (000S OMITTED)            VALUE
Finance 22.82%                                                                                                      $109,875,632
  American Honda Finance Corp., 10-18-02                               1.720%       Tier 1       $20,000              19,983,756
  Citigroup, Inc., 10-24-02                                            1.780        Tier 1        20,000              19,977,255
  General Electric Capital Corp, 01-21-03                              1.780        Tier 1        10,000               9,944,622
  Household Finance Corp, 10-23-02                                     1.740        Tier 1        20,000              19,978,733
  International Lease Finance Corp., 10-03-02                          1.770        Tier 1        20,000              19,998,033
  UBS Finance, Inc., 10-01-02                                          1.760        Tier 1        10,000              10,000,000
  UBS Finance, Inc., 10-15-02                                          1.740        Tier 1        10,000               9,993,233

Medical -- Drugs 4.15%                                                                                                19,994,167
  Becton, Dickinson and Co., 10-07-02                                  1.750        Tier 1        20,000              19,994,167

Oil & Gas 4.15%                                                                                                       19,985,750
  ChevronTexaco Corp., 10-16-02                                        1.710        Tier 1        20,000              19,985,750

Tobacco 2.11%                                                                                                         10,140,333
  Philip Morris Cos., Inc., 01-15-03                                   7.250        Tier 1        10,000              10,140,333

Utilities -- Electric Power 2.06%                                                                                      9,890,139
  Hydro-Quebec, 02-01-03                                               7.375        Tier 1         9,710               9,890,139

U.S. GOVERNMENT OBLIGATIONS 9.54%                                                                                    $45,910,212
(Cost $45,910,212)

Government -- U.S. Agencies 9.54%                                                                                     45,910,212
  Federal Home Loan Bank, 10-18-02                                     1.610        Tier 1        20,000              19,984,794
  Federal Home Loan Bank, 01-29-03                                     2.250        Tier 1        10,650              10,670,404
  Federal Home Loan Mortgage Corp., 02-15-03                           7.000        Tier 1        15,000              15,255,014

JOINT REPURCHASE AGREEMENT 15.15%                                                                                    $72,966,000
(Cost $72,966,000)
Investment in a joint repurchase agreement transaction
  with Barclays Capital, Inc. -- Dated 09-30-02 due
  10-01-02 (Secured by U.S. Treasury Inflation Indexed
  Bond, 3.875% due 04-15-29, and U.S. Treasury
  Inflation Indexed Note, 3.500% due 01-15-11)                         1.890                      72,966              72,966,000

TOTAL INVESTMENTS 100.08%                                                                                           $481,872,729

OTHER ASSETS AND LIABILITIES, NET (0.08%)                                                                              ($377,292)

TOTAL NET ASSETS 100.00%                                                                                            $481,495,437

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

  The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

September 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value per
share and maxi-
mum offering
price per share.

ASSETS
Investments at value (cost $408,906,729)                            $408,906,729
Joint repurchase agreement (cost $72,966,000)                         72,966,000
Cash                                                                         738
Receivable for shares sold                                                   868
Interest receivable                                                      713,373
Other assets                                                             100,924
Total assets                                                         482,688,632

LIABILITIES
Dividends payable                                                            978
Payable for shares repurchased                                           773,427
Payable to affiliates                                                    281,433
Other payables and accrued expenses                                      137,357
Total liabilities                                                      1,193,195

NET ASSETS
Capital paid-in                                                      481,495,437
Net assets                                                          $481,495,437

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($289,406,103 / 289,485,277 shares)                                $1.00
Class B ($168,977,021 / 168,995,534 shares)                                $1.00
Class C ($23,112,313 / 23,112,313 shares)                                  $1.00

MAXIMUM OFFERING PRICE PER SHARE
Class C ($1.00 / 99%)                                                      $1.01

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
September 30, 2002
(unaudited)(1)

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund for
the period stated.

INVESTMENT INCOME
Interest                                                             $4,182,316

Total investment income                                               4,182,316

EXPENSES
Investment management fee                                             1,126,763
Class A distribution and service fee                                    344,475
Class B distribution and service fee                                    762,961
Class C distribution and service fee                                    112,673
Transfer agent fee                                                      590,844
Registration and filing fee                                              51,681
Accounting and legal services fee                                        47,503
Custodian fee                                                            38,962
Auditing fee                                                             20,346
Printing                                                                 17,328
Trustees' fee                                                            11,259
Miscellaneous                                                             5,316
Legal fee                                                                 2,342

Total expenses                                                        3,132,453
Less expense reductions                                                (363,142)

Net expenses                                                          2,769,311

Net investment income                                                 1,413,005

Increase in net assets from operations                               $1,413,005

(1) Semiannual period from 4-1-02 through 9-30-02.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, distri-
butions paid to
shareholders,
if any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                             YEAR                      PERIOD
                                             ENDED                      ENDED
                                             3-31-02                  9-30-02(1)

INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                          $9,334,703          $1,413,005

Distributions to shareholders
From net investment income
Class A                                        (6,752,950)         (1,319,613)
Class B                                        (2,377,562)            (81,597)
Class C                                          (204,191)            (11,795)

                                               (9,334,703)         (1,413,005)

From Fund share transactions                  (49,212,476)         60,542,203

NET ASSETS
Beginning of period                           470,165,710         420,953,234

End of period                                $420,953,234        $481,495,437

(1) Semiannual period from 4-1-02 through 9-30-02. Unaudited.

See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                       3-31-98     3-31-99     3-31-00     3-31-01     3-31-02     9-30-02(1)
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income(2)              0.05        0.04        0.04        0.05        0.02          --(3)
Less distributions
From net investment income           (0.05)      (0.04)      (0.04)      (0.05)      (0.02)         --(3)

Net asset value,
  end of period                      $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total return(4,5) (%)                 4.92        4.54        4.45        5.51        2.41        0.48(6)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                       $313        $374        $362        $295        $264        $289
Ratio of expenses to
  average net assets (%)              0.89        0.91        0.91        0.95        0.90        0.90(7)
Ratio of adjusted expenses
  to average net assets(8) (%)        1.09        1.11        1.11        1.15        1.10        1.10(7)
Ratio of net investment
  income to average
  net assets (%)                      4.82        4.44        4.40        5.43        2.40        0.96(7)

See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                       3-31-98     3-31-99     3-31-00     3-31-01     3-31-02     9-30-02(1)
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income(2)              0.04        0.04        0.04        0.05        0.02          --(3)
Less distributions
From net investment income           (0.04)      (0.04)      (0.04)      (0.05)      (0.02)         --(3)

Net asset value,
  end of period                      $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total return(4,5) (%)                 4.04        3.66        3.59        4.63        1.55        0.05(6)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                        $81        $182        $158        $162        $142        $169
Ratio of expenses to
  average net assets (%)              1.74        1.76        1.74        1.79        1.75        1.75(7)
Ratio of adjusted expenses
  to average net assets(8) (%)        1.84        1.86        1.84        1.89        1.85        1.85(7)
Ratio of net investment
  income to average
  net assets (%)                      3.97        3.54        3.56        4.54        1.52        0.11(7)

See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                       3-31-99(9)     3-31-00     3-31-01     3-31-02     9-30-02(1)
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                $1.00          $1.00       $1.00       $1.00       $1.00
Net investment income(2)              0.03           0.04        0.05        0.02          --(3)
Less distributions
From net investment income           (0.03)         (0.04)      (0.05)      (0.02)         --(3)

Net asset value,
  end of period                      $1.00          $1.00       $1.00       $1.00       $1.00
Total return(4,5) (%)                 3.29(6)        3.58        4.63        1.55        0.06(6)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                         $1             $6         $13         $16         $23
Ratio of expenses to
  average net assets (%)              1.75(7)        1.76        1.79        1.75        1.75(7)
Ratio of adjusted expenses
  to average net assets(8) (%)        1.85(7)        1.86        1.89        1.85        1.85(7)
Ratio of net investment
  income to average
  net assets (%)                      3.46(7)        3.67        4.59        1.46        0.11(7)

(1) Semiannual period from 4-1-02 through 9-30-02. Unaudited.

(2) Based on the average of the shares outstanding.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6) Not annualized.

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

(9) Class C shares began operations on 5-1-98.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Money Market Fund (the "Fund") is a diversified series of John Hancock Current Interest, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments and interest income

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.


NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000 (d) 0.35% of the next
$500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next
$500,000,000, and (g) 0.275% of the average daily next asset value in excess of $2,500,000,000.

The Adviser has agreed to limit the management fee to 0.40% of the Fund's first $750,000,000 average daily net assets, at least until July 31, 2003. The management fee cannot be reinstated to the original contracted amounts without the Trustees' consent. Accordingly, the expense reduction amounted to $225,353, for the period ended September 30, 2002.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. JH Funds has agreed to limit the distribution and service ("12b-1") fee pursuant to Class A Plan to 0.15% of the Class A's average daily net assets, at least until July 31, 2003. This reduction cannot be reinstated to 0.25% without the Trustees' consent. Accordingly, the reduction in the 12b-l fee amounted to $137,789 for the period ended September 30, 2002. A maximum of 0.25% of such 12b-1 fee payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class C shares are assessed up-front sales charges. During the period ended September 30, 2002, JH Funds received net up-front sales charges of $35,177 with regard to sales of Class C shares. Of this amount, $34,556 was paid as sales commissions to unrelated broker-dealers and $621 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 30, 2002, CDSCs received by JH Funds amounted to $586,666 for Class B shares and $11,410 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of Fund share transactions is reported at $1 per share. The Fund has an unlimited number of shares authorized with no par value.

                                            YEAR ENDED           PERIOD ENDED
                                               3-31-02                9-30-02(1)
CLASS A SHARES
Sold                                      $488,830,734           $178,750,547
Distributions reinvested                     6,313,800              1,265,266
Repurchased                               (527,205,946)          (154,206,964)

Net increase (decrease)                   ($32,061,412)           $25,808,849

CLASS B SHARES
Sold                                      $200,096,910           $112,869,561
Distributions reinvested                     2,000,925                 73,281
Repurchased                               (222,305,853)           (85,532,111)

Net increase (decrease)                   ($20,208,018)           $27,410,731

CLASS C SHARES
Sold                                       $51,737,318            $23,482,782
Distributions reinvested                       156,702                 11,356
Repurchased                                (48,837,066)           (16,171,515)

Net increase                                $3,056,954             $7,322,623

NET INCREASE (DECREASE)                   ($49,212,476)           $60,542,203

(1) Semiannual period from 4-1-01 through 9-30-02. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, including discount earned on investment securities, other than short-term securities and obligations of the U.S. government, during the period ended September 30, 2002, aggregated $1,109,295,809 and $1,069,850,000, respectively. Purchases and proceeds from maturities of obligations of the U.S. government aggregated $19,958,812 and $20,000,000, respectively, during the period ended September 30, 2002.

The cost of investments owned on September 30, 2002, including short-term investments, for federal income tax purposes was $481,872,729.

OUR FAMILY
OF FUNDS

------------------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

------------------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

------------------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

------------------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

------------------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

------------------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of receiving annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

o No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

o Reduces the amount of paper mail you receive from John Hancock Funds.

o Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,
    USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, Massachusetts 02217-1001

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                       www.jhfunds.com

By regular mail                       John Hancock Signature Services, Inc.
                                      1 John Hancock Way, Suite 1001
                                      Boston, MA 02217-1001

By express mail                       John Hancock Signature Services, Inc.
                                      Attn:  Mutual Fund Image Operations
                                      529 Main Street
                                      Charlestown, MA 02129

Customer service representatives      1-800-225-5291

24-hour automated information         1-800-338-8080

TDD line                              1-800-554-6713

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of                                440SA  9/02
the shareholders of the John Hancock                                       11/02
Money Market Fund.

John Hancock
U.S. Government
CASH RESERVE

SEMI
ANNUAL
REPORT

9.30.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 5

Financial statements
page 7

For your information
page 17

Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first nine months of 2002, the broad Standard & Poor's 500 Index is down 28%, the Dow Jones Industrial Average is off 23% and the technology-laden Nasdaq Composite Index has fallen 40%. Investors in equity mutual funds have been unable to escape the market's descent, as more than 99% of all U.S. domestic equity funds have produced negative results in the first nine months of 2002, according to Lipper, Inc., and the average equity fund has lost 27%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

YOUR FUND
AT A GLANCE

The Fund seeks
the maximum
current income
that is consistent
with maintaining
liquidity and pre-
serving capital. It
invests substan-
tially in short-term
U.S. government
securities and
seeks to maintain
a stable $1 share
price.

Over the last six months

o Money market yields continued to fall on weak economic news and talk of further interest-rate cuts.

o The Federal Reserve Board stayed on the sidelines, but shifted its stance from a neutral to an easing (cutting) bias in August.

o In an unusual situation, yields at the shorter end of the yield curve were higher, and the Fund kept its maturity shorter than average.

[Bar chart with heading "John Hancock U.S. Government Cash Reserve". Under the heading is a note that reads "Fund performance for the six months ended September 30, 2002." The chart is scaled in increments of .5% with 0.0% at the bottom and 1.0% at the top. The first bar represents the 0.57% total return for John Hancock U.S. Government Cash Reserve. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested. Past performance is no guarantee of future results"]

[Bar chart with heading "7-day effective yield". Under the heading is a note that reads "As of September 30, 2002." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.02% total return for John Hancock U.S. Government Cash Reserve."]

MANAGERS'
REPORT

BY DAWN M. BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
U.S. Government Cash Reserve

"...money market yields continued to fall..."

During the six months ended September 30, 2002, money market yields continued to fall, even as the Federal Reserve Board stayed on the sidelines and held a key short-term interest rate steady following 11 cuts in 2001. As the period began, the economy had begun to emerge from last year's recession, and grew at a 5.0% annual rate in the first quarter of 2002. This prompted the Fed to refrain from further cuts and shift its stance in March from easing (cutting) to neutral. A consensus formed that money market yields had bottomed out and that the Fed's next move would be a rate hike sometime later in 2002.

ECONOMIC, ACCOUNTING AND GEOPOLITICAL WOES SEND YIELDS DOWN

But as the period progressed, problems grew. The economic recovery slowed to a 1.1% annual pace in the second quarter, corporate spending remained dormant, and a string of accounting scandals and corporate malfeasance shook investors' faith in corporate America and the market. Already in decline, the stock market went into a further tailspin, exacerbated by geopolitical fears about war and terrorism. In such an uncertain environment, investors began to believe that the Fed would even change its bias and cut rates, and this sent money market yields down further. The Fed did revert to an easing bias in August, but it did not actually cut rates, instead holding the federal funds rate, which banks charge each other for overnight loans, steady throughout the period at 1.75%. In doing so, the Fed affirmed its belief that the economy was recovering, albeit slowly. But it also continued to maintain its easing bias at its September meeting, citing the downturn in stocks, geopolitical risks and corporate malfeasance. As a result, money market

[A photo of Dawn Baillie flush right next to first paragraph.]

yields continued to fall to their lowest levels in years, as the market began to price in an additional one-quarter point cut by year end.

FUND YIELD AND PERFORMANCE

On September 30, 2002, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 1.02%, compared with the 1.06% yield of the average U.S. government money market fund, according to Lipper, Inc.

For the six months ended September 30, 2002, the Fund posted a total return of 0.57% at net asset value, compared with the 0.55% return of the average U.S. government money market fund, according to Lipper, Inc.

SHORTENING MATURITY

When the period began, the Fund's average maturity was fairly neutral relative to its peers, as we waited to move into higher-yielding securities whenever rates began to rise. But as it became clear that the Fed was going to delay any rate hikes, and could even cut, we shortened the Fund's maturity to slightly shorter than average and kept it there throughout the period. We took this step because it became increasingly difficult to get higher rates on longer-term money market securities. This was an unusual circumstance, one in which we weren't getting paid to lock in rates for a longer time. In fact, by the end of the period, we were getting higher yields at the shorter end of the money market yield curve.

"We are maintaining our wait-and-see attitude, and a shorter than average maturity..."

A LOOK AHEAD

We are maintaining our wait-and-see attitude, and a shorter than average maturity, until the Fed determines what its next move will be. It will be watching two key variables closely -- the stock market and geopolitical risk. If investor confidence does not turn around, and weakness in the equities market continues, or if fears about war heat up, the Fed could be compelled to cut rates in order to prop up the economy.

[Pie chart in middle of page with heading "Portfolio diversification as a percentage of net assets on 9-30-02." The chart is divided into two sections (from top to left): U.S. government obligations 87% and Joint repurchase agreements and other 13%. ]

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
September 30, 2002
(unaudited)

This schedule is a complete list of all securities owned by the Fund. It's divided into two types of short-term investments.

ISSUER, DESCRIPTION,                                                    INTEREST         PAR VALUE
MATURITY DATE                                                           RATE           (000S OMITTED)          VALUE

U.S. GOVERNMENT OBLIGATIONS 87.28%                                                                       $69,294,916
(Cost $69,294,916)

Governmental -- U.S. Agencies 87.28%                                                                     $69,294,916
Federal Home Loan Bank,
  10-16-02                                                              1.650%             $5,000          4,996,563
Federal Home Loan Bank,
  10-18-02                                                              1.610               2,525          2,523,080
Federal Home Loan Bank,
  10-23-02                                                              1.680              15,000         14,984,631
Federal Home Loan Bank,
  01-13-03                                                              5.125               5,000          5,046,406
Federal Home Loan Bank,
  01-23-03                                                              5.610               5,000          5,058,942
Federal Home Loan Mortgage Assn.,
  10-15-02                                                              6.250               1,120          1,121,788
Federal National Mortgage Assn.,
  10-10-02                                                              5.900               5,000          5,004,678
Federal National Mortgage Assn.,
  10-29-02                                                              1.680               5,000          4,993,467
Federal National Mortgage Assn.,
  10-30-02                                                              1.610               5,000          4,993,515

See notes to
financial statements.

ISSUER, DESCRIPTION,                                                    INTEREST         PAR VALUE
MATURITY DATE                                                           RATE           (000S OMITTED)          VALUE

Governmental -- U.S. Agencies (continued)
Federal National Mortgage Assn.,
  11-13-02                                                              1.690%             $5,000         $4,989,907
Federal National Mortgage Assn.,
  12-04-02                                                              1.680               5,000          4,985,067
Federal National Mortgage Assn.,
  01-15-03                                                              5.250               5,550          5,605,043
United States Treasury Bill,
  11-07-02                                                              1.590               5,000          4,991,829

JOINT REPURCHASE AGREEMENT 12.38%                                                                         $9,826,000
(Cost $9,826,000)
Investment in a joint repurchase agreement transaction
  with Barclays Capital, Inc.-- Dated 09-30-02
  due 10-01-02 (Secured by U.S. Treasury Inflation
  Indexed Bond, 3.875% due 04-15-29, and
  U.S. Treasury Inflation Indexed Note, 3.500%
  due 01-15-11)                                                         1.890               9,826          9,826,000

TOTAL INVESTMENTS 99.66%                                                                                 $79,120,916

OTHER ASSETS AND LIABILITIES, NET 0.34%                                                                     $270,183

TOTAL NET ASSETS 100.00%                                                                                 $79,391,099

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

September 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for
each share.

ASSETS
Investments at value (cost $69,294,916)                              $69,294,916
Joint repurchase agreement (cost $9,826,000)                           9,826,000
Cash                                                                         580
Interest receivable                                                      344,034
Other assets                                                              70,673

Total assets                                                          79,536,203

LIABILITIES
Dividends payable                                                         13,035
Payable to affiliates                                                     45,899
Other payables and accrued expenses                                       86,170

Total liabilities                                                        145,104

NET ASSETS
Capital paid-in                                                       79,391,099

Net assets                                                           $79,391,099

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
  ($79,391,099 / 79,427,118 shares)                                        $1.00

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
September 30, 2002
(unaudited)(1)

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund for
the period stated.

INVESTMENT INCOME
Interest                                                               $740,684

Total investment income                                                 740,684

EXPENSES
Investment management fee                                               205,732
Distribution and service fee                                             61,720
Transfer agent fee                                                       31,109
Registration and filing fee                                              12,269
Accounting and legal services fee                                         8,676
Auditing fee                                                              5,154
Custodian fee                                                             5,108
Trustees' fee                                                             1,741
Printing                                                                  1,687
Legal fee                                                                   326

Total expenses                                                          333,522

Less expense reductions                                                 (61,720)

Net expenses                                                            271,802

Net investment income                                                   468,882

Increase in net assets from operations                                 $468,882

(1) Semiannual period from 4-1-02 through 9-30-02.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, distri-
butions paid to
shareholders,
if any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                             YEAR                      PERIOD
                                             ENDED                      ENDED
                                             3-31-02                  9-30-02(1)

INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                         $2,449,404             $468,882

Distributions to shareholders
From net investment income                    (2,449,404)            (468,882)

From Fund share transactions                   3,005,182          (15,157,450)

NET ASSETS
Beginning of period                           91,543,367           94,548,549

End of period                                $94,548,549          $79,391,099

(1) Semiannual period from 4-1-02 through 9-30-02. Unaudited.

See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                       3-31-98     3-31-99     3-31-00     3-31-01     3-31-02     9-30-02(1)
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income(2)              0.05        0.05        0.05        0.06        0.03        0.01
Less distributions
From net investment income           (0.05)      (0.05)      (0.05)      (0.06)      (0.03)      (0.01)
Net asset value, end of period       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total return(3,4) (%)                 5.43        5.08        4.98        5.82        2.60        0.57(5)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                        $74        $108        $106         $92         $95         $79
Ratio of expenses to
  average net assets (%)              0.35        0.35        0.35        0.64        0.72        0.66(6)
Ratio of adjusted expenses
  to average net assets(7) (%)        0.91        0.88        0.86        0.91        0.87        0.81(6)
Ratio of net investment
  income to average
  net assets (%)                      5.30        4.94        4.90        5.71        2.55        1.14(6)

(1) Semiannual period from 4-1-02 through 9-30-02. Unaudited.

(2) Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Not annualized.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock U.S. Government Cash Reserve Fund (the "Fund") is a diversified series of John Hancock Current Interest, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with maintaining liquidity and preserving capital.

Significant accounting policies of the Fund are as follows:

Valuation of investments and interest income

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next
$500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next
$500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

The Fund has a Distribution Plan with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund at an annual rate not to exceed 0.15% of the Fund's average daily net assets. JH Funds has agreed to suspend the distribution and service ("12b-1") fee, at least until July 31, 2003. Accordingly, the reduction in the 12b-1 fee amounted to $61,720 for the period ended September 30, 2002. JH Funds reserves the right to terminate this limitation in the future.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                         YEAR ENDED 3-31-02                PERIOD ENDED 9-30-02(1)
                                   SHARES            AMOUNT            SHARES            AMOUNT
Shares sold                    90,880,287       $90,846,288        32,272,903       $32,272,904
Shares issued
  in reorganization            18,824,811        18,824,811                --                --
Distributions reinvested        2,303,951         2,303,951           450,093           450,093
Shares repurchased           (108,967,848)     (108,969,868)      (47,880,446)      (47,880,447)
Net increase (decrease)         3,041,201        $3,005,182       (15,157,450)     ($15,157,450)

(1) Semiannual period from 4-1-02 through 9-30-02. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities including discount earned on investment securities other than short-term securities and obligations of the U.S. government, during the period ended September 30, 2002, aggregated $143,761,756 and $153,735,000, respectively. Purchases and proceeds from maturities of obligations of the U.S. government aggregated $24,928,147 and $20,000,000, respectively, during the period ended September 30, 2002.

The cost of investments owned on September 30, 2002, including short-term investments, for federal income tax purposes was $79,120,916.

NOTE E
Reorganization

On December 5, 2001, the shareholders of John Hancock Cash Reserve, Inc. ("Cash Reserve, Inc.") approved a plan of reorganization between Cash Reserve, Inc. and the Fund providing for the transfer of substantially all of the assets and liabilities of the Cash Reserve, Inc. to the Fund in exchange solely for shares of the Fund. The acquisition was accounted for as a tax-free exchange of 18,824,811 shares of the Fund, which amounted to $18,824,811, for the net assets of Cash Reserve, Inc., after the close of business on December 7, 2001.

OUR FAMILY
OF FUNDS

------------------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

------------------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

------------------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

------------------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

------------------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

------------------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,
    USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, Massachusetts 02217-1001

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                       www.jhfunds.com

By regular mail                       John Hancock Signature Services, Inc.
                                      1 John Hancock Way, Suite 1001
                                      Boston, MA 02217-1001

By express mail                       John Hancock Signature Services, Inc.
                                      Attn:  Mutual Fund Image Operations
                                      529 Main Street
                                      Charlestown, MA 02129

Customer service representatives      1-800-225-5291

24-hour automated information         1-800-338-8080

TDD line                              1-800-554-6713

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock                                  430SA 9/02
U.S. Government Cash Reserve.                                              11/02